Business Combinations (Details Narrative) $ in Thousands, $ in Millions						12 Months Ended
	Jul. 01, 2024	May 28, 2024	Nov. 30, 2022 CLP ($) shares	Apr. 28, 2022 CLP ($) shares	Apr. 28, 2022 USD ($) shares	Dec. 31, 2024 shares	Feb. 14, 2023 CLP ($)	Jan. 20, 2023	Dec. 29, 2022
IfrsStatementLineItems [Line Items]
Sale price of shares description						The sale price of these shares amounted to USD 17,979,350 (equivalent to ThCh$ 17,112,779), paid as follows: USD 8,000,000 on October 14, 2024 and the remaining USD 9,979,350 on December 11, 2024 coinciding with the delivery of the securities to Vierci.
BDP [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate						43.00%
Number of shares purchased						11,843
Sellers [Member]
IfrsStatementLineItems [Line Items]
Business combination, cash paid | $							$ 750,000
D and D SpA [member]
IfrsStatementLineItems [Line Items]
Business combination, description						Pursuant to the provisions of the share purchase and sale agreement entered into on June 7, 2022 between the subsidiary Compañía Pisquera de Chile S.A. as purchaser and by Panda SpA. and MBB SpA, as sellers (the Sellers)
Business combination, shares transferred description						As explained above, on January 20, 2023, CPCh paid ThCh$ 1,250,000 (equivalent to 444 shares at ThCh$ 2,815,315 each), and also subscribed and paid 135 shares issued in connection with the capital increase agreed at an extraordinary shareholders' meeting of the company, for which CPCh paid ThCh$ 1,481.481 for each share, totaling ThCh$ 200,000. CPCh is now the holder of 579 shares, representing 51.0132% of its total capital stock.
D and D SpA [member] | Compania Pisquera De Chile SA [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interests acquired								51.0132%	51.0132%
Compaa Cerveceras Unidas Argentina Sa [Member] | Aguas Danone De Argentina SA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate				49.00%	49.00%
Purchase of interests in investments accounted for using equity method			$ 542,974	$ 29,428,835	$ 28.8
Number of shares held in associate				49,000	49,000
Number of additional shares held in associate			634,061
Increase decrease in proportion of ownership interest in associate			1.00%
CCU Argentina Sa [Member]
IfrsStatementLineItems [Line Items]
Shareholders agreement description		CCU Argentina S.A. notified Holding Internationale de Boissons S.A.S. of the exercise of the stock option contained in the shareholders' agreement, which allowed CCU Argentina S.A. to acquire 8,471,349 shares equivalent to the 0.1% of shares of the former joint venture Aguas de Origen S.A.
Purchase option to acquire description	Holding Internationale de Boissons S.A.S. notified CCU Argentina S.A. of the acceptance of the exercise of the purchase option to acquire the amount of 8,471,349 corresponding to 0.1% of the shares of the Aguas de Origen S.A. joint venture.